DECHERT LLP

Three Bryant Park

1095 Avenue of the Americas

New York, NY 10036

December 8, 2021

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Re: Marsico Investment Fund File Nos. 333-36975 and 811-08397

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Marsico Investment Fund, a registered management investment company (the “Trust”), that the form of Prospectus and Statement of Additional Information for the five investment series of the Trust that would have been filed under Rule 497(c) does not differ from that contained in the Trust’s Post-Effective Amendment No. 51 which was filed with the Commission on November 16, 2021 and which became effective on December 6, 2021. The text of Post-Effective Amendment No. 51 was filed electronically (Accession Number 0001398344-21-021675).

Please do not hesitate to contact the undersigned at (212) 698-3552 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Anthony H. Zacharski

Anthony H. Zacharski, Esq.